REAL ESTATE EQUITY SECURITIES - Schedule of Real Estate Equity Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Total Carrying Value	$ 64,024	$ 81,439	$ 73,876
Kepple Pacific Oak USREIT [Member]
Marketable Securities [Line Items]
Total Carrying Value	32,403	50,049
Franklin Street Properties Corp.
Marketable Securities [Line Items]
Total Carrying Value	25,274	23,743
Plymouth Industrial REIT Inc
Marketable Securities [Line Items]
Total Carrying Value	$ 6,347	$ 7,647
Available-for-sale Securities [Member]
Marketable Securities [Line Items]
Number of Shares Owned	69,144,899	67,354,922	61,533,775
Available-for-sale Securities [Member] | Kepple Pacific Oak USREIT [Member]
Marketable Securities [Line Items]
Number of Shares Owned	64,165,352	64,165,352
Available-for-sale Securities [Member] | Franklin Street Properties Corp.
Marketable Securities [Line Items]
Number of Shares Owned	4,410,824	2,773,729
Available-for-sale Securities [Member] | Plymouth Industrial REIT Inc
Marketable Securities [Line Items]
Number of Shares Owned	568,723	415,841
Whitestone REIT
Marketable Securities [Line Items]
Total Carrying Value			$ 21,846
Whitestone REIT | Available-for-sale Securities [Member]
Marketable Securities [Line Items]
Number of Shares Owned			1,781,894
Kepple K B S U S R E I T
Marketable Securities [Line Items]
Total Carrying Value		$ 50,049	$ 34,757
Kepple K B S U S R E I T | Available-for-sale Securities [Member]
Marketable Securities [Line Items]
Number of Shares Owned		64,165,352	56,979,352
Franklin Street Properties Corp.
Marketable Securities [Line Items]
Total Carrying Value		$ 23,743	$ 17,273
Franklin Street Properties Corp. | Available-for-sale Securities [Member]
Marketable Securities [Line Items]
Number of Shares Owned		2,773,729	2,772,529
Plymouth Industrial REIT Inc
Marketable Securities [Line Items]
Total Carrying Value		$ 7,647
Plymouth Industrial REIT Inc | Available-for-sale Securities [Member]
Marketable Securities [Line Items]
Number of Shares Owned		415,841